Consolidated Balance Sheets Parentheticals (USD $)	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Stockholders equity number of shares par value and other disclosures
Preferred Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Common Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	77,408,968	63,555,635	58,354,775
Common Stock, shares outstanding	77,408,968	63,555,635	58,354,775